Property, Equipment and Software, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 105,409	$ 14,847	¥ 94,941	¥ 90,751
Property, equipment and software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 71,000		¥ 60,500	¥ 56,400